Loans, Financing and Debentures	12 Months Ended
Jun. 30, 2026
Loans, Financing and Debentures [Abstract]
Loans, financing and debentures

17. Loans, financing and debentures

		Annual interest rates and charges - %
	Index	2026	2025	2026	2025
Agricultural cost	Fixed rate + CDI	9% to 16%	8% to 15%	423,785	197,647
Agricultural costs (USD)	Fixed rate	5% to 6%	3% to 7%	45,316	122,883
Agricultural cost (PYG)	Fixed rate	11%	11%	-	12,364
Investment and Expansion	Fixed rate	3% to 9%	3% to 10%	42,933	50,283
Machinery financing	Fixed rate	10%	9% to 12%	8,713	4,509
New sugarcane	Fixed rate	6%	6%	5,810	14,001
Debentures	Fixed rate + IPCA	5% to 12%	5% to 12%	503,995	489,564
(-) Transaction cost				(6,252)	(5,732)
				1,024,300	885,519

Current				475,018	355,841
Non-current				549,282	529,678

Caption:

USD – U.S. currency (dollar)

PYG – Paraguayan currency (Guarani)

IPCA – National consumer price index

CDI – Interbank certificate of deposit

Maturities of current and non-current loans, financing and debentures are as follows:

	2026	2025
1 year	475,018	355,841
2 years	317,681	214,531
3 years	134,145	198,023
4 years	44,411	36,177
5 years	44,757	36,177
Above 5 years	8,288	44,770
	1,024,300	885,519

Changes in loans and financing during the years ended June 30, 2026 and 2025 are as follows:

	2025	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	Final balance
Agricultural cost	197,647	500,872	(284,558)	(27,221)	37,045	-	423,785
Agricultural costs (USD)	122,883	69,556	(138,366)	(7,898)	5,105	(5,964)	45,316
Agricultural costs (PYG)	12,364	-	(14,974)	(1,827)	595	3,842	-
Financing for Investment and Expansion	50,283	-	(7,374)	(3,267)	3,291	-	42,933
Financing of machinery	4,509	4,360	(704)	(261)	809	-	8,713
Financing of sugarcane	14,001	-	(6,201)	(2,471)	481	-	5,810
Debentures	489,564	-	-	(36,944)	51,375	-	503,995
Supplier finance transactions	-	44,382	(44,382)	(2,258)	2,258	-
(-) Transaction cost	(5,732)	(2,556)	-	-	2,036	-	(6,252)
At June 30, de 2026	885,519	616,614	(496,559)	(82,147)	102,995	(2,122)	1,024,300

	2024	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Business combination (Note 2.3)	Foreign exchange variation	Final balance
Agricultural cost	104,211	254,045	(159,720)	(16,449)	15,560	-	-	197,647
Agricultural costs (USD)	16,450	166,752	(77,116)	(5,032)	6,705	21,581	(6,457)	122,883
Agricultural costs (PYG)	16,458	3,709	(7,324)	(1,484)	1,556	-	(551)	12,364
Financing for Investment and Expansion	29,664	19,095	(1,045)	(922)	3,491	-	-	50,283
Working capital	-	-	(82)	(7)	-	89	-	-
Working capital (USD)	25,739	-	(25,286)	(1,496)	840	-	203	-
Financing of machinery	3,060	-	(7,656)	(759)	565	9,431	(132)	4,509
Financing of sugarcane	21,291	-	(6,200)	(2,056)	966	-	-	14,001
Debentures	472,765	-	-	(35,681)	52,480	-	-	489,564
(-) Transaction cost	(7,700)	-	-	-	1,968	-	-	(5,732)
At June 30, 2025	681,938	443,601	(284,429)	(63,886)	84,131	31,101	(6,937)	885,519

The Company’s supplier finance arrangement with financial institutions optimizes supply chain liquidity and the management of obligations for its strategic suppliers. Under this arrangement, the supplier assigns the right to receive payment on the receivables to the financial institution, thereby receiving the corresponding amounts in advance, while the Company bears the associated financial cost. Activity related to this operation is reported under the line-item supplier finance transactions and the average payment term is 129 days.

a) Loans and Financing

Covenants

All loans and financing contracts above are in Reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. On June 30, 2026 and June 30, 2025, the Company’s loan agreements had no financial covenants (only operating clauses); the Company was fully in compliance.

b) Debentures

3st Issue

On November 16, 2023, the Company placed 165,000 debentures totaling R$165,000, non-convertible into shares, single series, final maturity in seven years. The debentures will be amortized in November of each year from 2027 until 2030. Interest of 12.16% p.a. will be payable over the principal amount, in seven annual installments.

The debentures have a real guarantee in the form of a fiduciary sale of properties owned by the Company.

2nd Issue

On May 5, 2021, the Company placed 240,000 non-convertible debentures totaling R$240,000, in a single series, final maturity in seven years. The debentures will be amortized in two equal installments due on April 13, 2027 and April 12, 2028, being indexed and bearing interest of Broad National Consumer Price Index (IPCA) + 5.3658% p.a., payable in seven annual instalments.

The debentures were linked to a securitization transaction and backed by the issue of Certificates of Agribusiness Receivables (“CRA”), pursuant to CVM Instruction 400/03 and CVM Instruction 600/18. The debentures are backed by security interest in the form of fiduciary sale of the properties owned by the Company.

Covenants

The debentures have covenants, in which the required indexes cannot exceed 30% of the ratio, net debt / fair value of investment properties and credits for the sale of farms, during the term of the contract and updated according to their respective contractual clauses. Failure by the Company to meet these parameters may result in accelerated maturity of the debt.

On June 30, 2026, and during the term to date of the debentures, the Company was in compliance with the covenants described above.